Average Annual Total Returns - Class B2 - DWS Equity 500 Index VIP_B2	Class B2 before tax Class Inception	Class B2 before tax 1 Year	Class B2 before tax 5 Years	Class B2 before tax 10 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	Sep. 16, 2005	17.64%	14.47%	13.14%	18.40%	15.22%	13.88%